Stockholders' Equity (Registration Statements and At-the-Market Offering) (Details)									9 Months Ended		12 Months Ended
	Jan. 15, 2025	Dec. 12, 2023 shares	Oct. 30, 2023 USD ($)	Oct. 26, 2023 $ / shares shares	Mar. 15, 2023 shares	May 24, 2021 USD ($) shares	Dec. 04, 2019 USD ($)	Jul. 26, 2016 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 12, 2024 USD ($)	May 31, 2024	Jul. 31, 2018	Jul. 13, 2018
Stockholders' Equity
Sale of Stock aggregate offering price											$ 4,400,000
Proceeds from issuance of common shares									$ 5,944,000	$ 163,000
Aggregate fees of stock issuance									$ 784,000	$ 3,000
Stockholders' Equity Note, Stock Split, Conversion Ratio										15
Number of fractional shares issued in connection with the Reverse Stock Split | shares					0
Common stock issuable - Annual Stock Dividend											$ 477,000	$ 1,109,000
At the Market Offering
Stockholders' Equity
Issuance of common shares (in shares) | shares									53,236	1,034	1,034	10,504
Agent commission (as a percent)														3.00%	3.00%	3.00%
Price per common stock | $ / shares									$ 21.84	$ 158.07	$ 158.07	$ 630.38
Proceeds from issuance of common shares									$ 1,200,000	$ 200,000	$ 163,000	$ 6,600,000
Aggregate fees of stock issuance									45,000	$ 3,000	3,000	100,000
Proceeds from issuance of Common Stock, net of offering costs											160,000	6,500,000
Registration Statements
Stockholders' Equity
Issuance of common shares (in shares) | shares				18,400
Price per common stock | $ / shares				$ 85
Aggregate fees of stock issuance			$ 500,000
Number of shares issuable upon exercise of warrants shares | shares		54,868
Shelf Registration statement, value of securities authorized to be sold							$ 100,000,000
Amount for issued and sale of registered direct offering			$ 4,400,000								$ 195,600,000
Difference in price of common stock and pre-funded warrant | $ / shares				$ 0.05
Registration Statements | Maximum
Stockholders' Equity
Shelf Registration statement, value of securities authorized to be sold						$ 200,000,000
2021 S-3
Stockholders' Equity
Sale of Stock aggregate offering price						$ 200,000,000
Issuance of common shares (in shares) | shares						4,400,000
2024 S-3
Stockholders' Equity
Sale of Stock aggregate offering price													$ 40,000,000
Shares available for future issuance									$ 36,300,000
Common Shares
Stockholders' Equity
Number of votes per share | item											1
Class A common shares
Stockholders' Equity
Director appointment right, period											10 years
Subsequent event
Stockholders' Equity
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.02
Fortress Biotech, Inc
Stockholders' Equity
Sale of Stock aggregate offering price											$ 200,000	$ 6,600,000
Issuance of common shares (in shares) | shares												259
Price per common stock | $ / shares												$ 634.49
Proceeds from issuance of common shares											200,000	$ 6,600,000
Common stock issuable - Annual Stock Dividend											$ 7,061	$ 3,742
Stock dividend (as a percent)								2.50%
Fortress Biotech, Inc | At the Market Offering
Stockholders' Equity
Issuance of common shares (in shares) | shares											25	259
Price per common stock | $ / shares												$ 634.49
Proceeds from issuance of common shares											$ 4,400,000
Fortress Biotech, Inc | Class B Common Shares
Stockholders' Equity
Number of shares converted | shares								7,250,000
Fortress Biotech, Inc | Class A Preferred Shares
Stockholders' Equity
Number of shares issued in conversion | shares								250,000